Segment Information (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 30, 2025 USD ($) segments	Mar. 31, 2024 USD ($)	Dec. 29, 2024 USD ($) segments	Dec. 31, 2023 USD ($)
Segment Information [Line items]
Depreciation Depreciation and amortization expenseand amortization expense	$ 1,583	$ 357	$ 2,736	$ 930
New Homes Business [Member]
Segment Information [Line items]
Depreciation Depreciation and amortization expenseand amortization expense	200		100
Residential Solar Installation [Member]
Segment Information [Line items]
Depreciation Depreciation and amortization expenseand amortization expense			$ 2,600	$ 900
Residential Solar Installation [Member]
Segment Information [Line items]
Depreciation Depreciation and amortization expenseand amortization expense	$ 1,400	$ 400
Reportable Segment [Member]
Segment Information [Line items]
Reportable segments (in segments) | segments	2
Reportable Segment [Member]
Segment Information [Line items]
Reportable segments (in segments) | segments			2